	LoCorr Long/Short Commodities Strategy Fund
	Consolidated Schedule of Investments
	March 31, 2022 (Unaudited)

		Maturity Date	Coupon Rate	Principal Amount	Value
	ASSET BACKED SECURITIES: 6.45%
	321 Henderson Receivables I LLC
	Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	0.60%	$27,585	$27,557
	Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	0.75%	28,008	27,731
	American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	278,828	279,421
	AmeriCredit Automobile Receivables Trust
	Series 2020-3 A-3	06/18/2025	0.53%	2,150,000	2,128,391
	Series 2021-2 A3	12/18/2026	0.34%	2,010,000	1,957,740
	Angel Oak Mortgage Trust LLC, 2020-5 A3 (a)(d)	05/25/2065	2.04%	82,102	80,766
	Asset Backed Securities Corp Home Equity Loan Trust, 2002-HE1 M1 (1 Month LIBOR USD + 1.650%) (c)	03/15/2032	2.05%	319,425	317,553
	Bank of America Credit Card Trust, 2021-A1 A1	09/15/2026	0.44%	850,000	813,565
	Capital One Multi-Asset Execution Trust, 2015-A4 A4	05/15/2025	2.75%	1,210,000	1,215,818
	Carmax Auto Owner Trust, 2021-4 A3	09/15/2026	0.56%	2,620,000	2,499,577
	CarMax Auto Owner Trust, 2018-4 A3	09/15/2023	3.36%	107,484	107,873
	Carvana Auto Receivables Trust
	Series 2021-P2 A3	03/10/2026	0.49%	2,630,000	2,552,681
	Series 2021-P4 A-3	01/10/2027	1.31%	3,620,000	3,483,804
	Chase Issuance Trust, 2020-A1 A1	01/15/2025	1.53%	1,050,000	1,047,777
	Citibank Credit Card Issuance Trust
	Series 2018-A6 A6	12/09/2024	3.21%	1,500,000	1,515,429
	Series 2018-A3 A3	05/23/2025	3.29%	1,085,000	1,098,797
	DB Master Finance LLC, 2021-1A A2I (a)	11/20/2051	2.05%	2,044,875	1,869,695
	Diamond Resorts Owner Trust
	Series 2018-1 A (a)	01/21/2031	3.70%	325,960	326,711
	Series 2021-1A A (a)	11/21/2033	1.51%	714,922	688,411
	Discover Card Execution Note Trust, 2018-A2 A2 (1 Month LIBOR USD + 0.330%) (c)	08/15/2025	0.73%	1,225,000	1,225,971
	Elara HGV Timeshare Issuer, 2021-A A (a)	08/27/2035	1.36%	2,497,021	2,356,687
	Freddie Mac STACR REMIC Trust, 2021-HQA4 M1 (SOFR30A + 0.950%) (a)(c)	12/26/2041	1.05%	3,250,000	3,168,267
	GM Financial Automobile Leasing Trust, 2021-2 A4	05/20/2025	0.41%	2,182,000	2,114,635
	GM Financial Consumer Automobile Receivables Trust
	Series 2021-1 A3	10/16/2025	0.35%	1,400,000	1,372,878
	Series 2021-3 A3	06/16/2026	0.48%	2,310,000	2,227,580
	Series 2021-4 A3	09/16/2026	0.68%	1,736,000	1,676,926
	Honda Auto Receivables Owner Trust
	Series 2019-1 A3	03/20/2023	2.83%	87,190	87,407
	Series 2020-3 A3	10/18/2024	0.37%	2,350,000	2,320,457
	Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	2,150,000	2,111,793
	Invitation Homes Trust
	Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	1.14%	558,626	552,848
	Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	1.30%	535,198	533,357
	Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.44%	110,263	110,263
	Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	1.28%	109,445	107,644
	MVW Owner Trust
	Series 2018-1A A (a)	01/21/2036	3.45%	701,282	700,881
	Series 2019-1A A (a)	11/20/2036	2.89%	326,433	322,434
	Series 2019-2A A (a)	10/20/2038	2.22%	415,374	403,984
	Series 2021-1WA A (a)	01/22/2041	1.14%	1,131,729	1,073,076
	Navient Student Loan Trust, 2021-A A (a)	05/15/2069	0.84%	898,424	857,805
	OneMain Financial Issuance Trust
	Series 2016-3A A (a)	06/18/2031	3.83%	125,150	125,238
	Series 2018-2A A (a)	03/14/2033	3.57%	500,000	500,165
	PFS Financing Corp.
	Series 2020-F A (a)	08/15/2024	0.93%	1,150,000	1,145,973
	Series 2020-G A (a)	02/17/2026	0.97%	900,000	862,788
	Series 2021-B A (a)	08/17/2026	0.77%	1,450,000	1,364,283
	Planet Fitness Master Issuer LLC, 3.25100 (a)	12/05/2051	3.25%	2,400,000	2,300,478
	Progress Residential Trust, 2019-SFR4 B (a)	11/17/2036	2.94%	600,000	584,451
	Santander Drive Auto Receivables Trust
	Series 2020-4 A3	07/15/2024	0.48%	238,268	238,194
	Series 2021-4 A3	08/15/2025	0.51%	2,950,000	2,904,018
	SoFi Professional Loan Program LLC
	Series 2016-D A2B (a)	04/25/2033	2.34%	192,051	192,005
	Series 2017-B A2FX (a)	05/25/2040	2.74%	117,505	117,642
	SoFi Professional Loan Program Trust, 2021-B AFX (a)	02/15/2047	1.14%	1,967,560	1,831,992
	Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	2,518,688	2,283,273
	Tesla Auto Lease Trust
	Series 2020-A A2 (a)	05/20/2023	0.55%	172,566	172,494
	Series 2021-A B (a)	03/20/2025	1.02%	1,100,000	1,064,428
	Toyota Auto Receivables Owner Trust, 2019-A A3	07/17/2023	2.91%	107,465	107,800
	Toyota Lease Owner Trust, 2021-B A3 (a)	10/21/2024	0.42%	2,640,000	2,562,220
	Tricon American Homes Trust
	Series 2017-SFR2 A (a)	01/18/2036	2.93%	190,162	188,785
	Series 2017-SFR2 B (a)	01/18/2036	3.28%	250,000	247,607
	Verizon Owner Trust
	Series 2019-B A1A	12/20/2023	2.33%	335,213	336,078
	Series 2019-C A1A	04/20/2024	1.94%	108,050	108,190
	Series 2020-A A1A	07/20/2024	1.85%	1,374,656	1,375,053
	Volkswagen Auto Loan Enhanced Trust, 2021-1 A-3	06/22/2026	1.02%	2,790,000	2,697,361
	TOTAL ASSET BACKED SECURITIES (Cost $70,821,414)				68,674,706

	COMMODITY POOL: 3.61%			Shares
	Galaxy Commmodity Polaris Fund - Valent			31,542	38,398,323
	TOTAL COMMODITY POOL (Cost $32,800,000)				38,398,323

	CORPORATE BONDS: 17.81%
	Agriculture: 0.24%
	BAT Capital Corp.x	08/15/2024	3.22%	765,000	765,372
	BAT International Finance PLC (b)	03/25/2026	1.67%	1,895,000	1,741,021
					2,506,393
	Auto Manufacturers: 0.49%
	Daimler Finance North America LLC (a)	03/01/2024	0.75%	725,000	696,165
	General Motors Financial Co, Inc.	10/15/2024	1.20%	620,000	589,115
	General Motors Financial Co., Inc.	06/20/2025	2.75%	2,025,000	1,969,138
	Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	1,225,000	1,184,889
	Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	850,000	784,536
					5,223,843
	Banks: 8.63%
	Banco Santander SA (b)	02/23/2023	3.13%	1,200,000	1,208,697
	Banco Santander SA (b)	03/24/2025	3.50%	1,000,000	1,001,903
	Banco Santander SA (b)	05/28/2025	2.75%	885,000	863,409
	Bank of America Corp.	01/11/2023	3.30%	2,525,000	2,553,102
	Bank of America Corp. (SOFR + 0.740%) (c)	10/24/2024	0.81%	1,385,000	1,339,944
	Bank of America Corp. (SOFR + 0.690%) (c)	04/22/2025	0.98%	8,045,000	7,716,552
	Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	4,070,000	3,818,909
	Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	1,200,000	1,107,929
	Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	1,600,000	1,537,075
	BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(c)	11/19/2025	2.82%	1,700,000	1,661,393
	Canadian Imperial Bank (b)	04/07/2027	3.45%	1,350,000	1,348,794
	Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (c)	06/01/2024	4.04%	1,255,000	1,271,592
	Citigroup, Inc. (SOFR + 0.686%) (c)	10/30/2024	0.78%	2,710,000	2,619,620
	Citigroup, Inc. (SOFR + 0.669%) (c)	05/01/2025	0.98%	2,875,000	2,742,788
	Citigroup, Inc. (SOFR + 0.528%) (c)	11/03/2025	1.28%	1,420,000	1,351,824
	Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	850,000	781,915
	Credit Suisse AG (b)	05/05/2023	1.00%	1,100,000	1,083,770
	Credit Suisse AG (b)	08/09/2023	0.52%	1,800,000	1,752,078
	Deutsche Bank NY (b)	05/28/2024	0.90%	860,000	819,503
	Federation des Caisses Desjardins du Quebec (a)(b)	05/21/2024	0.70%	1,640,000	1,564,190
	Goldman Sachs Group, Inc. (SOFR + 0.572%) (c)	03/08/2024	0.67%	12,050,000	11,798,132
	Goldman Sachs Group, Inc.	03/15/2024	3.00%	1,700,000	1,699,402
	Goldman Sachs Group, Inc. (SOFR + 0.789%) (c)	12/09/2026	1.09%	1,585,000	1,453,303
	HSBC Bank Canada (a)(b)	09/10/2023	1.65%	870,000	870,456
	HSBC Holdings PLC (SOFR + 0.708%) (b)(c)	05/24/2025	0.98%	1,155,000	1,097,360
	HSBC Holdings PLC (SOFR + 1.538%) (b)(c)	04/18/2026	1.65%	675,000	635,874
	HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	1,245,000	1,185,362
	ING Groep NV (b)	04/09/2024	3.55%	1,490,000	1,509,581
	ING Groep NV (SOFR + 1.640%) (b)(c)	03/28/2026	3.87%	1,355,000	1,362,210
	JP Morgan Chase & Co.	01/25/2023	3.20%	2,675,000	2,703,228
	JP Morgan Chase & Co. (SOFR + 0.600%) (c)	09/16/2024	0.65%	1,050,000	1,021,541
	JP Morgan Chase & Co. (SOFR + 0.540%) (c)	06/01/2025	0.82%	2,800,000	2,672,148
	JP Morgan Chase & Co. (SOFR + 0.695%) (c)	02/04/2027	1.04%	2,530,000	2,321,094
	Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.680%) (b)(c)	09/15/2024	0.85%	1,645,000	1,595,128
	Mitsubishi UFJ Financial Group, Inc. (b)	02/25/2025	2.19%	1,400,000	1,354,979
	Morgan Stanley	01/23/2023	3.13%	2,440,000	2,463,985
	Morgan Stanley (SOFR + 0.466%) (c)	11/10/2023	0.56%	300,000	296,579
	Morgan Stanley (SOFR + 0.455%) (c)	01/25/2024	0.53%	2,325,000	2,287,869
	Morgan Stanley (SOFR + 0.616%) (c)	04/05/2024	0.73%	1,680,000	1,645,990
	Morgan Stanley	04/29/2024	3.88%	640,000	653,260
	Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	425,000	404,089
	Morgan Stanley (SOFR + 1.152%) (c)	07/22/2025	2.72%	1,000,000	990,805
	NatWest Markets PLC (a)(b)	05/21/2023	2.38%	955,000	950,143
	NatWest Markets PLC (a)(b)	08/12/2024	0.80%	1,250,000	1,177,738
	Standard Chartered PLC (3 Month LIBOR USD + 1.080%) (a)(b)(c)	03/15/2024	3.89%	875,000	881,472
	Svenska Handelsbanken AB (a)(b)	06/30/2023	0.63%	1,035,000	1,013,419
	Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	1,000,000	952,545
	Toronto-Dominion Bank (b)	09/10/2024	0.70%	1,355,000	1,287,151
	Toronto-Dominion Bank (b)	09/10/2026	1.25%	1,540,000	1,417,846
	Truist Financial Corp.	08/05/2025	1.20%	910,000	857,881
	UBS AG/London (a)(b)	06/01/2023	0.38%	1,325,000	1,298,200
	UBS AG/London (a)(b)	08/09/2024	0.70%	1,400,000	1,328,563
	UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	525,000	510,947
					91,843,267
	Chemicals: 0.04%
	Westlake Chemical Corp.	08/15/2024	0.88%	455,000	436,708

	Cosmetics & Personal Care: 0.31%
	GSK Consumer Healthcare Capital UK PLC (a)(b)	03/24/2025	3.13%	3,350,000	3,344,050

	Diversified Financial Services: 1.07%
	AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2023	1.15%	1,425,000	1,364,861
	AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2024	1.65%	3,220,000	3,043,868
	AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2025	3.50%	2,105,000	2,065,039
	AerCap Ireland Capital/Global Aviation Trust (b)	01/30/2026	1.75%	925,000	846,715
	Air Lease Corp.	07/03/2023	3.88%	800,000	808,415
	Air Lease Corp.	02/01/2024	4.25%	500,000	505,735
	Capital One Bank	02/15/2023	3.38%	799,000	805,042
	Charles Schwab Corp.	03/03/2027	2.45%	470,000	456,901
	Dragon 2012 LLC	03/12/2024	1.97%	4,690	4,672
	Helios Leasing I LLC	05/29/2024	2.02%	5,154	5,131
	Helios Leasing I LLC	07/24/2024	1.73%	5,687	5,641
	Helios Leasing I LLC	09/28/2024	1.56%	5,623	5,519
	MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	5,674	5,620
	OMERS Finance Trust (a)(b)	05/02/2024	2.50%	920,000	919,188
	Phoenix 2012 LLC	07/03/2024	1.61%	5,648	5,593
	Private Export Funding Corp.	06/15/2025	3.25%	510,000	518,683
	Tagua Leasing LLC	11/16/2024	1.58%	6,187	6,111
					11,372,734
	Electric: 0.37%
	Eversource Energy	08/15/2025	0.80%	300,000	276,336
	Exelon Generation Co. LLC	06/01/2025	3.25%	220,000	219,015
	Southern California Edison Co.	08/01/2023	0.70%	1,370,000	1,335,108
	Southern California Edison Co.	04/01/2024	1.10%	1,850,000	1,786,557
	Southern California Edison Co.	02/01/2026	1.20%	350,000	322,087
					3,939,103
	Entertainment: 0.35%
	Magallanes, Inc. (a)	03/15/2025	3.64%	1,960,000	1,974,600
	Magallanes, Inc. (a)	03/15/2027	3.76%	1,770,000	1,769,237
					3,743,837
	Food: 0.16%
	Conagra Brands, Inc.	08/11/2023	0.50%	700,000	677,950
	McCormick & Co., Inc.	08/15/2024	3.15%	440,000	441,541
	Mondelez International, Inc.	03/17/2024	2.13%	630,000	625,823
					1,745,314
	Healthcare - Products: 0.94%
	Baxter International, Inc. (a)	11/29/2024	1.32%	3,465,000	3,311,941
	DH Europe Finance II Sarl (b)	11/15/2024	2.20%	1,275,000	1,250,112
	PerkinElmer, Inc.	09/15/2024	0.85%	3,025,000	2,872,297
	Thermo Fisher Scientific, Inc.	10/18/2024	1.22%	1,880,000	1,809,583
	Zimmer Biomet Holdings, Inc.	11/22/2024	1.45%	765,000	734,392
					9,978,325
	Healthcare - Services: 0.42%
	HCA, Inc. (a)	03/15/2027	3.13%	675,000	660,517
	Humana, Inc.	08/03/2023	0.65%	2,625,000	2,562,200
	UnitedHealth Group, Inc.	05/15/2024	0.55%	1,315,000	1,260,701
					4,483,418
	Insurance: 0.88%
	Berkshire Hathaway Finance Corp.	03/15/2027	2.30%	1,015,000	997,558
	Equitable Financial Life Global (a)	11/17/2023	0.50%	475,000	458,420
	Equitable Financial Life Global (a)	07/07/2025	1.40%	1,175,000	1,104,353
	Metropolitan Life Global Funding I (a)	06/07/2024	0.55%	1,510,000	1,429,775
	Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	1,145,000	1,071,738
	Principal Life Global Funding II (a)	04/12/2024	0.75%	1,660,000	1,587,784
	Principal Life Global Funding II (a)	01/12/2026	0.88%	1,180,000	1,078,264
	Protective Life Global Funding (a)	07/05/2024	0.78%	1,740,000	1,652,398
					9,380,290
	Miscellaneous Manufacturing: 0.13%
	Parker-Hannifin Corp.	06/14/2024	2.70%	785,000	779,406
	Trane Technologies Luxembourg Finance SA (b)	03/21/2026	3.50%	615,000	618,368
					1,397,774
	Oil & Gas: 0.20%
	Phillips 66	02/15/2024	0.90%	1,140,000	1,103,949
	Saudi Arabian Oil Co. (a)(b)	04/16/2022	2.75%	1,000,000	1,000,168
					2,104,117
	Packaging & Containers: 0.27%
	Amcor Finance, Inc.	04/28/2026	3.63%	1,610,000	1,635,369
	Berry Global, Inc.	02/15/2024	0.95%	1,325,000	1,269,363
					2,904,732
	Pharmaceuticals: 0.98%
	AbbVie, Inc.	11/21/2022	2.30%	1,000,000	1,003,206
	AbbVie, Inc.	11/21/2024	2.60%	2,795,000	2,777,428
	AbbVie, Inc.	05/14/2026	3.20%	860,000	863,330
	Astrazeneca Finance LLC	05/28/2024	0.70%	2,075,000	1,995,579
	CVS Health Corp.	08/12/2024	3.38%	1,815,000	1,837,282
	Takeda Pharmaceutical Co. Ltd. (b)	11/26/2023	4.40%	1,945,000	1,994,119
					10,470,944
	Pipelines: 0.45%
	Enbridge, Inc. (b)	02/14/2025	2.50%	775,000	758,069
	Energy Transfer Operating LP	05/15/2025	2.90%	520,000	509,225
	MPLX LP	03/01/2026	1.75%	1,460,000	1,369,732
	ONEOK, Inc.	09/01/2024	2.75%	610,000	606,845
	TransCanada PipeLines Ltd. (b)	10/12/2024	1.00%	1,660,000	1,578,575
					4,822,446
	Real Eastate Investment Trust: 0.15%
	SITE Centers Corp.	06/01/2027	4.70%	1,505,000	1,559,965

	Real Estate Investment Trusts: 0.43%
	American Tower Corp.	09/15/2025	1.30%	2,685,000	2,504,244
	Brixmor Operating Partnership LP	06/15/2024	3.65%	650,000	655,197
	Camden Property Trust	12/15/2022	2.95%	375,000	376,543
	Crown Castle International Corp.	07/15/2025	1.35%	505,000	471,378
	SITE Centers Corp.	02/01/2025	3.63%	525,000	525,842
					4,533,204
	Retail: 0.04%
	Genuine Parts Co.	02/01/2025	1.75%	400,000	382,347

	Software: 0.19%
	Roper Technologies, Inc.	09/15/2024	2.35%	550,000	541,768
	VMware, Inc.	08/15/2024	1.00%	1,585,000	1,512,561
					2,054,329
	Telecommunications: 0.81%
	NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	1,180,000	1,117,696
	NTT Finance Corp. (a)(b)	04/03/2026	1.16%	1,270,000	1,172,404
	T-Mobile USA, Inc.	04/15/2025	3.50%	2,955,000	2,977,792
	Verizon Communications, Inc.	11/20/2025	0.85%	2,605,000	2,413,409
	Verizon Communications, Inc.	03/20/2026	1.45%	1,045,000	983,672
					8,664,973
	Transportation: 0.26%
	Canadian Pacific Railway Co. (b)	12/02/2024	1.35%	2,880,000	2,764,055
	TOTAL CORPORATE BONDS (Cost $196,011,583)				189,656,168
				Principal Amount
	FOREIGN GOVERNMENT BOND: 0.00%*
	Petroleos Mexicanos (b)	12/20/2022	2.00%	2,500	2,500
	TOTAL FOREIGN GOVERNMENT BOND (Cost $2,500)				2,500

	MORTGAGE BACKED SECURITIES: 11.16%
	ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	1.30%	567,891	563,735
	Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/17/2034	1.55%	1,250,000	1,220,109
	Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	877,000	866,098
	BAMLL Commercial Mortgage Securities Trust, 2022-DKLX A (TSFR1M + 1.150%) (a)(c)	01/18/2039	1.45%	3,750,000	3,718,433
	BHP Trust, 2019-BXHP A (1 Month LIBOR USD + 0.975%) (a)(c)	08/15/2036	1.37%	1,920,766	1,891,807
	BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 0.950%) (a)(c)	08/16/2038	1.35%	2,000,000	1,967,550
	BX Commercial Mortgage Trust
	Series 2020-FOX A (1 Month LIBOR USD + 1.000%) (a)(c)	11/15/2032	1.40%	1,658,354	1,646,357
	Series 2021-21M A (1 Month LIBOR USD + 0.730%) (a)(c)	10/15/2036	1.13%	1,150,000	1,121,814
	Series 2021-XL2 B (1 Month LIBOR USD + 0.998%) (a)(c)	10/15/2038	1.39%	3,415,873	3,336,615
	Series 2021-CIP A (1 Month LIBOR USD + 0.921%) (a)(c)	12/15/2038	1.32%	2,950,000	2,901,998
	Citigroup Commercial Mortgage Trust, 2021-PRM2 A (1 Month LIBOR USD + 0.950%) (a)(c)	10/15/2038	1.35%	3,750,000	3,689,511
	Comm Mortgage Trust
	Series 2015-3BP A (a)	02/12/2035	3.18%	1,030,000	1,012,854
	Series 2013-CR9 A4 (d)	07/12/2045	4.25%	933,755	945,472
	Series 2013-CR6 A4	03/10/2046	3.10%	440,000	440,674
	Series 2013-CR6 AM (a)	03/12/2046	3.15%	1,000,000	996,514
	Series 2013-CR10 A4 (d)	08/10/2046	4.21%	200,000	202,835
	Series 2014-UBS2 A5	03/10/2047	3.96%	1,150,000	1,163,310
	Series 2014-UBS2 AM	03/12/2047	4.20%	1,150,000	1,159,978
	Series 2015-CR27 AM	10/13/2048	3.98%	1,000,000	1,009,641
	Connecticut Avenue Securities Trust
	Series 2021-R01 1M2 (SOFR30A + 1.550%) (a)(c)	10/25/2041	1.65%	1,570,000	1,516,741
	Series 2021-R03 1M1 (SOFR30A + 0.850%) (a)(c)	12/26/2041	0.95%	2,881,607	2,845,208
	Series 2022-R01 1M1 (SOFR30A + 1.000%) (a)(c)	12/26/2041	1.10%	1,951,562	1,931,808
	Series 2022-R03 1M1 (SOFR30A + 2.100%) (a)(c)	03/25/2042	2.20%	2,890,000	2,894,479
	CSMC Trust, 2017-CALI A (a)	11/12/2032	3.43%	1,750,000	1,727,707
	ELP Commercial Mortgage Trust, 2021-ELP B (1 Month LIBOR USD + 1.120%) (a)(c)	11/15/2038	1.52%	2,650,000	2,595,171
	EQUS Mortgage Trust, 2021-EQAZ A (1 Month LIBOR USD + 0.755%) (a)(c)	10/15/2036	1.15%	2,650,000	2,595,152
	Extended Stay America Trust, 2021-ESH A (1 Month LIBOR USD + 1.080%) (a)(c)	07/15/2038	1.48%	1,192,660	1,178,430
	Fannie Mae Connecticut Avenue Securities
	Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	3.06%	641,218	642,019
	Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.46%	284,019	285,441
	Series 2017-C05 1M2 (1 Month LIBOR USD + 2.200%) (c)	01/25/2030	2.66%	579,369	582,223
	Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	0.91%	335,927	334,078
	Series 2021-R02 2M1 (SOFR30A + 0.900%) (a)(c)	11/25/2041	1.00%	2,221,543	2,197,939
	FHLMC Multifamily Structured Pass Through Certificates
	Series K052 A1	01/25/2025	2.60%	260,876	261,320
	Series K050 A1	01/25/2025	2.80%	1,899,684	1,908,003
	Series K059 A1	09/25/2025	2.76%	708,798	710,217
	Series KC06 A1	02/25/2026	2.17%	1,464,143	1,448,364
	Freddie Mac STACR REMIC Trust
	Series 2021-DNA5 M2 (SOFR30A + 1.650%) (a)(c)	01/25/2034	1.75%	555,000	545,992
	Series 2021-DNA6 M1 (SOFR30A + 0.800%) (a)(c)	10/25/2041	0.90%	3,250,000	3,214,963
	Series 2022-DNA1 M1A (SOFR30A + 1.000%) (a)(c)	01/27/2042	1.10%	5,000,000	4,911,808
	Series 2022-HQA1 M1A (SOFR30A + 2.100%) (a)(c)	03/25/2042	2.15%	1,100,000	1,102,786
	Freddie Mac STACR Trust
	Series 2018-DNA2 M2A (1 Month LIBOR USD + 2.150%) (a)(c)	12/26/2030	2.61%	691,537	693,225
	Series 2018-HRP2 M3AS (1 Month LIBOR USD + 1.000%) (a)(c)	02/25/2047	1.46%	2,750,000	2,721,863
	Series 2018-DNA3 M2A (1 Month LIBOR USD + 2.100%) (a)(c)	09/25/2048	2.56%	720,098	723,227
	Freddie Mac Structured Agency Credit Risk Debt Notes
	Series 2021-DNA7 M1 (SOFR30A + 0.850%) (a)(c)	11/25/2041	0.95%	3,750,000	3,677,796
	Series 2022-DNA2 M1A (SOFR30A + 1.300%) (a)(c)	02/25/2042	1.40%	3,539,452	3,518,102
	FRESB Multifamily Mortgage Pass Through Certificates
	Series 2016-SB17 A7F (d)	05/25/2023	2.15%	536,480	531,839
	Series 2017-SB32 A7F (d)	04/25/2024	2.44%	458,818	450,537
	Series 2019-SB67 A5F (d)	07/25/2024	2.09%	782,202	762,657
	Series 2019-SB69 A5F (d)	10/25/2024	2.25%	1,509,324	1,484,133
	Series 2016-SB23 A10F (d)	09/25/2026	2.31%	715,922	692,726
	GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	1.20%	1,400,000	1,376,165
	GS Mortgage Securities Corp II, 2021-ARDN A (1 Month LIBOR USD + 1.250%) (a)(c)	11/17/2036	1.65%	2,650,000	2,597,961
	GS Mortgage Securities Trust
	Series 2021-ROSS A (1 Month LIBOR USD + 1.150%) (a)(c)	06/16/2036	1.55%	2,000,000	1,973,928
	Series 2013-GC10 AS	02/12/2046	2.94%	1,720,000	1,721,896
	Series 2015-GC28 AS	02/12/2048	3.76%	885,000	884,671
	Series 2021-NQM1 A3 (a)(d)	07/25/2061	1.53%	1,268,685	1,219,930
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2021-MHC A (1 Month LIBOR USD + 0.800%) (a)(c)	04/15/2038	1.20%	1,653,569	1,627,135
	Series 2012-C8 ASB	10/17/2045	2.38%	7,391	7,388
	Series 2013-C15 A-S	11/17/2045	4.42%	1,250,000	1,271,673
	Series 2014-C23 ASB	09/17/2047	3.66%	666,845	673,717
	Series 2014-C22 AS	09/17/2047	4.11%	1,350,000	1,348,758
	Series 2013-C10 AS	12/17/2047	3.37%	762,000	766,259
	Series 2016-JP3 A-5	08/15/2049	2.87%	1,500,000	1,461,795
	MHC Commercial Mortgage Trust, 2021-MHC A (1 Month LIBOR USD + 0.801%) (a)(c)	04/15/2038	1.20%	2,000,000	1,967,459
	New Residential Mortgage Loan Trust
	Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	320,640	319,952
	Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	60,776	60,365
	Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	136,868	136,908
	Series 2018-5A A1 (a)(d)	12/25/2057	4.75%	467,099	474,249
	OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.650%) (a)(c)	06/25/2057	1.11%	281,531	278,044
	OPG TRUST, 2021-PORT B (1 Month LIBOR USD + 0.713%) (a)(c)	10/15/2036	1.11%	2,700,000	2,609,459
	PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.880%) (a)(c)	07/15/2038	1.28%	3,250,000	3,212,033
	SMR Mortgage Trust, 2022-IND A (TSFR1M + 1.650%) (a)(c)	02/15/2039	1.95%	3,617,214	3,581,556
	SREIT Trust, 2021-MFP2 A (1 Month LIBOR USD + 0.822%) (a)(c)	11/17/2036	1.22%	3,750,000	3,679,371
	UBS Commercial Mortgage Trust, 2017-C6 ASB	12/16/2050	3.50%	1,000,000	1,001,228
	UBS-Barclays Commercial Mortgage Trust, 2012-C4 A5	12/12/2045	2.85%	870,000	871,986
	Verus Securitization Trust
	Series 2020-1 A1 (a)(d)	01/25/2060	2.42%	247,687	246,685
	Series 2020-1 A3 (a)(d)	01/25/2060	2.72%	583,789	580,514
	Wells Fargo Commercial Mortgage Trust, 2012-LC5 AS	10/17/2045	3.54%	185,000	185,620
	WFRBS Commercial Mortgage Trust
	Series 2013-C13 AS	05/17/2045	3.35%	185,000	185,293
	Series 2012-C10 A3	12/15/2045	2.88%	975,000	974,680
	Series 2013-UBS1 A4 (d)	03/16/2046	4.08%	716,207	726,439
	Series 2013-C14 A5	06/15/2046	3.34%	200,000	200,675
	Series 2013-C17 ASB	12/17/2046	3.56%	102,314	103,087
	TOTAL MORTGAGE BACKED SECURITIES (Cost $121,012,811)				118,868,138

	MUNICIPAL BONDS: 0.41%			Principal Amount
	County of King WA Sewer Revenue	07/01/2025	0.80%	320,000	301,905
	Forsyth County School District	02/01/2024	0.92%	660,000	643,065
	Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	650,000	649,301
	Nebraska Public Power District	01/01/2024	2.22%	675,000	672,536
	State of Hawaii	08/01/2025	1.03%	1,955,000	1,850,947
	Water Works Board of the City of Birmingham	01/01/2024	2.20%	270,000	268,307
	TOTAL MUNICIPAL BONDS (Cost $4,531,028)				4,386,061

	PURCHASED OPTIONS: 8.95%
	Call Options: 8.95%		Counterparty	Number of Contracts
	Nomura Galaxy Option- Corecommodity, Expiration: July 2023, Current Price: $1,187.26, Exercise Price: $0.0001 (h)		Nomura Securities	31,015	36,823,020
Nomura Galaxy Option- East Alpha, Expiration: August 2022, Current Price: $9,998.16, Exercise Price: $0.0001 (i)			Nomura Securities	5,853	58,517,815
	TOTAL PURCHASED OPTIONS (Cost $50,853,963)				95,340,835

	U.S. GOVERNMENT AGENCY ISSUES: 10.29%
	Federal Farm Credit Banks	05/10/2023	0.13%	8,180,000	8,027,745
	Federal Farm Credit Banks	06/14/2023	0.13%	10,000,000	9,788,221
	Federal Farm Credit Banks	06/26/2023	1.77%	2,450,000	2,445,398
	Federal Farm Credit Banks	07/17/2023	2.88%	1,600,000	1,619,135
	Federal Farm Credit Banks	11/09/2023	0.40%	5,900,000	5,748,314
	Federal Farm Credit Banks	12/01/2023	0.50%	10,270,000	9,992,250
	Federal Farm Credit Banks (SOFR + 0.110%) (c)	01/17/2025	0.39%	5,405,000	5,401,670
	Federal Farm Credit Banks (SOFR + 0.110%) (c)	02/14/2025	0.39%	6,915,000	6,904,007
	Federal Home Loan Banks	06/10/2022	2.13%	5,575,000	5,592,362
	Federal Home Loan Banks	06/10/2022	2.75%	1,000,000	1,004,547
	Federal Home Loan Banks	06/09/2023	3.25%	2,345,000	2,379,324
	Federal Home Loan Banks	08/28/2023	0.13%	7,000,000	6,813,683
	Federal Home Loan Banks	09/08/2023	3.38%	2,235,000	2,276,315
	Federal Home Loan Banks	12/08/2023	3.38%	2,325,000	2,367,273
	Federal Home Loan Banks	06/14/2024	1.75%	5,365,000	5,301,002
	Federal Home Loan Banks	12/20/2024	1.00%	5,835,000	5,614,857
	Federal Home Loan Banks	04/14/2025	0.50%	3,950,000	3,727,801
	Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	2,730,000	2,676,146
	Federal Home Loan Mortgage Corp.	06/26/2023	0.25%	3,000,000	2,937,929
	Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	885,000	862,741
	Federal Home Loan Mortgage Corp.	11/06/2023	0.25%	4,000,000	3,881,638
	Federal Home Loan Mortgage Corp.	02/12/2025	1.50%	4,850,000	4,718,544
	Federal National Mortgage Association	01/19/2023	2.38%	220,000	221,462
	Federal National Mortgage Association	07/10/2023	0.25%	3,350,000	3,277,854
	Federal National Mortgage Association	07/02/2024	1.75%	6,000,000	5,922,120
	Small Business Administration Participation Certificates	11/01/2032	2.09%	7,271	7,030
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $111,758,854)				109,509,368

	U.S. GOVERNMENT NOTES: 16.80%
	United States Treasury Note	02/15/2023	2.00%	11,500,000	11,540,879
	United States Treasury Note	03/31/2023	0.13%	12,645,000	12,450,880
	United States Treasury Note	03/31/2023	1.50%	19,600,000	19,559,422
	United States Treasury Note	05/15/2023	1.75%	5,975,000	5,968,231
	United States Treasury Note	12/31/2023	2.63%	7,220,000	7,269,074
	United States Treasury Note	01/15/2024	0.13%	53,090,000	51,113,642
	United States Treasury Note	04/30/2024	2.00%	6,020,000	5,978,377
	United States Treasury Note	04/30/2024	2.25%	1,585,000	1,581,842
	United States Treasury Note	05/15/2024	0.25%	3,585,000	3,429,137
	United States Treasury Note	05/15/2024	2.50%	6,030,000	6,046,724
	United States Treasury Note	06/15/2024	0.25%	8,065,000	7,697,349
	United States Treasury Note	08/15/2024	0.38%	33,930,000	32,336,881
	United States Treasury Note	09/15/2024	0.38%	14,135,000	13,440,949
	United States Treasury Note	09/30/2024	1.50%	500,000	488,633
	TOTAL U.S. GOVERNMENT NOTES (Cost $184,078,479)				178,902,020

	SHORT TERM INVESTMENTS: 11.60%
	U.S. GOVERNMENT NOTE: 0.49%
	United States Treasury Note	11/30/2022	0.13%	5,275,000	5,234,201
	TOTAL U.S. GOVERNMENT NOTE (Cost $5,267,556)				5,234,201

	MONEY MARKET FUND: 11.11%			Shares
	STIT-Government & Agency Portfolio, Institutional Class, 0.25% (e)(f)			118,270,091	118,270,091
	TOTAL MONEY MARKET FUND (Cost $118,270,091)				118,270,091
	TOTAL SHORT TERM INVESTMENTS (Cost $123,537,647)				123,504,292

	TOTAL INVESTMENTS (Cost $895,408,279): 87.08%				927,242,411
	Other Assets in Excess of Liabilities: 12.92% (g)				137,574,739
	TOTAL NET ASSETS: 100.00%				$1,064,817,150

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the value of these securities total $158,918,411 which represents 14.92% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2022.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.
(f)	A portion of this security is pledged as collateral for swap contracts. At March 31, 2022, the value of this collateral totals $36,074.
(g)	Includes deposits with broker for swap contracts. At March 31, 2022, the value of these assets total $25,005,135.
(h)
The Nomura call option is issued by Nomura Securities Ltd. and provides the fund access to the performance of the Galaxy Plus Fund – CoreCommodity Feeder Fund (558), LLC which effectuates its trading strategy through the Galaxy Plus Fund – CoreCommodity Master Fund (558) LLC. The underlying strategy is a quantitative trading program specializing in commodity futures contracts.

(i)
The Nomura call option is issued by Nomura Securities Ltd. and provides the fund access to the performance of the Galaxy Plus Fund – East Alpha Feeder Fund (548), LLC
which effectuates its trading strategy through the Galaxy Plus Fund – East Alpha Master Fund (548) LLC. The underlying strategy is a quantitative trading program specializing in commodity futures contracts.

*	Amount rounds to less than 0.005% of net assets.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SOFR30A	30 Day Average Secured Overnight Financing Rate
TSFR1M	1 Month Term Secured Overnight Financing Rate

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2022 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Unrealized Appreciation	Counterparty

12/16/2022	LoCorr Commodities Index#	0.50%	Quarterly	$425,945,098	$71,334,772	Deutsche Bank AG

# Comprised of a proprietary basket of Commodity Trading Advisor's ''CTA'') Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of March 31, 2022 are shown below:#

Description	Expiration Date		Number of Contracts Purchased (Sold)		Notional Amount	Concentration % of Exposure
Futures Contracts:
Purchase Contracts:(1)
Natural Gas	May-22		3,844		$224,200,782	8.39%
Natural Gas	May-22		2,463		87,268,246	3.27%
WTI Crude	May-22		1,142		85,087,103	3.18%
Soybean	May-22		920		76,975,297	2.88%
WTI Crude	May-22		640		64,804,383	2.43%
Brent Crude	May-22		581		61,217,055	2.29%
Corn	May-22		1,522		56,148,072	2.10%
Coffee	Jul-22		576		49,142,474	1.84%
Gasoline RBOB	May-22		370		48,697,294	1.82%
Copper	Jul-22		293		34,732,160	1.30%
Sugar No.11	Apr-22		1,460		31,658,993	1.18%
Soybean Oil	May-22		655		28,315,122	1.06%
Coffee	Sep-22		309		26,303,756	0.98%
Platinum	Apr-22		532		25,495,065	0.95%
Endex Dutch TTF Gas Future	Jan-23		303		25,194,481	0.94%
Low Sulphur Gasoil	May-22		202		20,447,015	0.77%
Live Cattle	Aug-22		323		17,817,777	0.67%
Wheat	Jul-22		342		17,636,937	0.66%
Cotton No.2	Jul-22		226		15,106,329	0.57%
Silver	Mar-22		126		14,678,925	0.55%
WTI Crude	Feb-22		130		9,892,649	0.37%
WTI Crude	Jun-22		99		9,825,171	0.37%
Total Purchase Contracts					1,030,645,086	38.57%

Sale Contracts:(1)
Natural Gas	Apr-22		(3,945)		$227,763,038	8.52%
WTI Crude	Apr-22		(898)		92,588,625	3.47%
Soybean	Jul-22		(951)		78,489,395	2.94%
Natural Gas	Apr-22		(2,001)		69,814,890	2.61%
Coffee	May-22		(723)		61,626,239	2.31%
WTI Crude	Feb-22		(682)		51,754,060	1.94%
Brent Crude	Apr-22		(468)		50,340,961	1.88%
Gasoline RBOB	Apr-22		(332)		44,288,160	1.66%
WTI Crude	Jan-22		(462)		35,220,740	1.32%
Sugar No.11	Jun-22		(1,550)		33,366,707	1.25%
Live Cattle	Jun-22		(572)		31,401,241	1.17%
Corn	Jul-22		(808)		29,138,321	1.09%
Soybean Oil	Jul-22		(615)		25,996,677	0.97%
Gold	Jun-22		(88)		17,065,728	0.64%
Copper	May-22		(131)		15,540,892	0.58%
Endex Dutch TTF Gas Future	Dec-22		(162)		15,313,569	0.57%
Low Sulphur Gasoil	Jun-22		(154)		14,984,056	0.56%
Feeder Cattle	May-22		(150)		12,581,137	0.47%
Gold	Apr-22		(68)		12,440,157	0.47%
Endex Dutch TTF Gas Future	Feb-23		(139)		12,307,128	0.46%
Heating Oil	Jan-22		(117)		11,640,617	0.44%
Cotton No.2	May-22		(161)		11,048,463	0.41%
Lean Hogs	Jun-22		(208)		10,255,453	0.38%
WTI Crude	Nov-22		(110)		10,062,874	0.38%
Silver	May-22		(73)		9,216,663	0.34%
Total Sale Contracts					984,245,791	36.83%
Other Futures Contracts					274,856,765	10.28%
Total Futures Contracts					2,289,747,642	85.68%

Forward Currency Contracts:
Sales Contracts:(1)			Delivered (in USD)		Received (in USD)
USD/EUR	03/31/2022	U.S. Dollar	$(33,992,627)	Euro	$34,021,150	1.27%
Total Forward Currency Contracts Sold					34,021,150	1.27%
Total Forward Currency Contracts					34,021,150	1.27%

Cash and Foreign Currency:			Quantity
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			159,914,779		$159,914,779	5.98%
Total Cash and Foreign Currency Purchased					159,914,779	5.98%

Cash and Foreign Currency Sold:(1)
Euro			126,903,299		$181,225,544	6.78%
Total Cash and Foreign Currency Sold					181,225,544	6.78%
Other Cash and Foreign Currency					7,594,167	0.29%
Total Cash and Foreign Currency					348,734,490	13.05%
Total Underlying Positions					$2,672,503,282	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2022 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of March 31, 2022:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$68,674,706	$-	$68,674,706
Commodity Pool	-	38,398,323	-	38,398,323
Corporate Bonds	-	189,656,168	-	189,656,168
Foreign Government Bond	-	2,500	-	2,500
Mortgage Backed Securities	-	118,868,138	-	118,868,138
Municipal Bonds	-	4,386,061	-	4,386,061
Purchased Call Options	-	95,340,835	-	95,340,835
U.S. Government Agency Issues	-	109,509,368	-	109,509,368
U.S. Government Notes	-	178,902,020	-	178,902,020
Short Term Investments	118,270,091	5,234,201	-	123,504,292
Total Investments	$118,270,091	$808,972,320	$-	$927,242,411

Swap Contracts*
Long Total Return Swap Contracts	$-	$71,334,772	$-	$71,334,772
Total Swap Contracts	$-	$71,334,772	$-	$71,334,772

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized appreciation at March 31, 2022.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.